Basic and Diluted Net Loss Per Share (Details) - Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share [Abstract]
For the computation of basic loss, Weighted number of shares	1,562,627,495	754,076,407	564,575,967
For the computation of basic loss, Net loss attributable to equity holders of the Company	$ 6,415	$ 5,796	$ 8,206